Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets		$ 869,749	$ 4,381,532
Less: accumulated amortization		(417,088)	(465,615)
Intangible assets, net		452,661	3,915,917
Land use rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	714,558	4,222,682
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		27,521	28,170
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		12,086	12,371
Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		$ 115,584	$ 118,309

[1]	As the Company no longer exercises control over Hainan Guoxie, the balance no longer includes $3,354,068 land use rights owned by Hainan Guoxie.